ACQUISITIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
ACQUISITIONS
Cash paid at Closing			$ 1,210,000
Fair value of common stock to be issued	$ 104,000	$ 1,300,000	1,210,000
Payment of assumed liabilities			166,000
Total purchase price			$ 2,586,000